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October 8, 2021	MacCary Laban T +1 312 845 1127 MacCary.Laban@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0505

Re:	PIMCO Access Income Fund

Registration Statement on Form N-2

Ladies and Gentlemen:

On behalf of PIMCO Access Income Fund, a Massachusetts business trust (the “Fund”), we are today filing via EDGAR an Initial Registration Statement on Form N-2 pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”). Earlier today, we filed a Form N-8A pursuant to the 1940 Act on behalf of the Fund.

Pursuant to Section 6 of the Securities Act, we have calculated the Registration Fees and have transmitted such fees in the amount of $92.70 to the designated lockbox at U.S. Bank in St. Louis, Missouri.

Please direct any questions or comments regarding this filing to me at (312) 845-1127 or to Nathan Briggs at (202) 636-3909. Thank you for your attention in this matter.

Very truly yours,

/s/ MacCary Laban

MacCary Laban

cc:	Ryan G. Leshaw, Esq.

Timothy Bekkers, Esq.

David C. Sullivan, Esq.

Nathan Briggs, Esq.